Cover	9 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	(Amendment No. 1)
Entity Registrant Name	MIXED MARTIAL ARTS GROUP LIMITED
Entity Central Index Key	0001981519
Entity Primary SIC Number	7380
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 1
Entity Address, Address Line Two	Suite 1
Entity Address, Address Line Three	29-33 The Corso
Entity Address, City or Town	Manly
Entity Address, Postal Zip Code	2095
City Area Code	+61
Local Phone Number	1800 151 865
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	8 The Green
Entity Address, Address Line Two	Ste R
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	(302)
Local Phone Number	288-0670
Contact Personnel Name	Wimp 2 Warrior LLC